Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of (Loss) or Income Before Income Taxes

The Group’s loss or income before income taxes consists of:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Non-Mainland China	(1,130,036)	(2,024,738)	(505,068)	(73,228)
Mainland China	(5,853,841)	(3,987,250)	471,292	68,331
	(6,983,877)	(6,011,988)	(33,776)	(4,897)

Components of Income Tax Expense

Income tax expense for the years ended December 31, 2020, 2021 and 2022 consists of:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current income tax expense	65,255	78,010	53,944	7,821
Deferred income tax (benefit)/expense	(41,979)	18,535	30,056	4,358
	23,276	96,545	84,000	12,179

Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss or Income

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss or income is as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(1,745,969)	(1,502,997)	(8,444)	(1,224)
Effect of differing tax rates in different jurisdictions	291,884	377,604	184,999	26,822
Non-deductible expenses	238,899	181,972	(119,094)	(17,267)
Research and development super-deduction	(159,919)	(162,103)	(115,975)	(16,815)
Effect of PRC preferential tax rates and tax holiday	281,437	269,585	23,564	3,416
Other adjustments	(73,027)	(2,151)	(41,940)	(6,080)
Change in valuation allowance	1,189,971	934,635	160,890	23,327
Income tax expense	23,276	96,545	84,000	12,179

Summary of Tax Effects of Temporary Differences to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses and others	208,030	455,724	66,074
Bad debt provision	77,053	71,811	10,412
Net operating losses carried forward	1,756,698	1,737,385	251,897
Recorded cost relating to capitalized assets	3,902,201	3,799,494	550,875
Fixed assets depreciation	18,630	15,979	2,317
Valuation allowance	(5,876,461)	(6,037,351)	(875,334)
Deferred tax assets, net	86,151	43,042	6,241
Deferred tax liabilities:
Long-lived assets arising from acquisitions	57,927	44,874	6,507

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets, net	31,351	—	—
Deferred tax liabilities	3,127	1,832	266